Notes Payable, Net (Details) - Schedule of company valued the warrants assumptions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Schedule of company valued the warrants assumptions [Abstract]
Stock Price | $ / shares	$ 1.29
Exercise Price | $ / shares	$ 1.40
Dividend Yield | $
Expected Volatility	49.45%
Risk-Free Interest Rate	0.37%
Number of Shares | shares	10,036,925
Value (USD) | $	$ 5,196,116
Term (in years)	5 years